Forester Funds, Inc.

100 Field Drive, Suite 330

Lake Forest, IL 60045

August 3, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Forester Funds, Inc.

File Nos.

333-81907

811-09391

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective 7/31/12 do not differ from those filed in the Post-Effective Amendment No. 20, which was filed electronically 7/26/12.

Sincerely,

/S/Thomas H. Forester

Thomas H. Forester

President